Sales and Receivable Concentration (Tables)	12 Months Ended
Jul. 01, 2018
Segment Reporting Information Receivable [Abstract]
Sales to Largest Customers

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 1, 2018		July 2, 2017		July 3, 2016
	Net Sales	%	Net Sales	%	Net Sales	%
Fiat Chrysler Automobiles	$110,650	25%	$100,575	24%	$115,858	29%
General Motors Company	85,827	20	88,624	21	79,893	20
Ford Motor Company	64,427	14	62,314	15	57,317	14
	$260,904	59%	$251,513	60%	$253,068	63%

Receivables from Largest Customers

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	July 1, 2018		July 2, 2017
	Receivables	%	Receivables	%
Fiat Chrysler Automobiles	$19,908	27%	$17,107	26%
General Motors Company	16,366	22	13,395	21
Ford Motor Company	7,537	10	8,644	13
	$43,811	59%	$39,146	60%